Organization and principal activities (Schedule of Major Subsidiaries, Variable Interest Entities and Variable Interest Entities's Subsidiaries Ownership) (Details)	12 Months Ended
Dec. 31, 2016
China Classified Network Corporation ("CCNC BVI") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 05, 2010
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic ownership	100.00%
China Classified Information Corporation Limited ("CCIC HK") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jan. 18, 2010
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Beijing Chengshi Wanglin Information Technology Co., Ltd. ("Wanglin") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 08, 2010
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
58 Tongcheng Information Technology Co., Ltd. ("58 Technology") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 15, 2012
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Anjuke Inc. ("Anjuke") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 02, 2015
Place of incorporation	Cayman
Percentage of direct or indirect economic ownership	100.00%
Ruiting Network Technology (Shanghai) Co., Ltd. ("Shanghai Ruiting") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 02, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
58.com Holdings Inc. ("58 Holdings") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jul. 11, 2014
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic ownership	100.00%
Falcon View Technology ("Ganji") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Percentage of direct or indirect economic ownership		[1]
Falcon View Technology ("Ganji") [Member] | Majority owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Aug. 06, 2015
Place of incorporation	Cayman
Beijing Yangguang Gudi Science Development Co., Ltd. ("Yangguang Gudi") [Member] | Wholly owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Percentage of direct or indirect economic ownership		[1]
Beijing Yangguang Gudi Science Development Co., Ltd. ("Yangguang Gudi") [Member] | Majority owned subsidiaries of the company [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Aug. 06, 2015
Place of incorporation	PRC
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Dec. 12, 2005
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
58 Co., Ltd. [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Jul. 28, 2011
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Ruijia Information Technology Co., Ltd. [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Mar. 02, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Beijing 58 Auto Technology Co., Ltd. (“Beijing 58 Auto”, formerly known as Beijing Leftbrain Network Technology Co., Ltd.) [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Nov. 26, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	59.50%
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member] | Variable Interest Entities [Member]
Noncontrolling Interest [Line Items]
Date of incorporation	Aug. 06, 2015	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect economic ownership		[1]

[1]	Falcon View Technology, or Ganji, is the holding company of the PRC entities operating Ganji.com, a major online local services platform in China. In April 2015, the Company acquired a less than 50% equity stake in Ganji. In August 2015, the Company, as a limited partner, contributed newly issued Class A ordinary shares and cash to several private equity funds, which are managed by investment entities unaffiliated with each other and unaffiliated with the Company. These funds, together with Tencent, acquired all the remaining equity interest in Ganji in August 2015. Since then, the Company has consolidated the financial results of Ganji in its consolidated financial statements. See Note 4(b) for more information.